DERIVATIVE FINANCIAL INSTRUMENTS (Details) (USD $)	3 Months Ended			12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2009	Dec. 31, 2014	Dec. 31, 2013	Apr. 16, 2013	Sep. 30, 2012
Derivative financial instrument according to type of hedge[ Abstract]
Termination fee		$ 600,000
Unrealized loss to be reclassified into earnings over remaining life			1,600,000
Completed securities trade	13,000,000
Fair value of amended warrant was reclassified into shareholders' equity						1,500,000
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives				619,000	494,000
Liability Derivatives				366,000	0
Interest-Rate Cap Agreement [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount							20,000,000
Cash Flow Hedge [Member] | Interest-Rate Cap Agreement [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Unrecognized premiums				0	0
No Hedge Designation [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount				61,959,000	51,166,000
Average Maturity				1 year 1 month 6 days	0 years 1 month 6 days
Fair Value				253,000	494,000
No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount				16,759,000	15,754,000
Average Maturity				0 years 1 month 6 days	0 years 1 month 6 days
Fair Value				437,000	366,000
No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount				38,600,000	35,412,000
Average Maturity				0 years 1 month 6 days	0 years 1 month 6 days
Fair Value				(184,000)	128,000
Fixed Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount				3,300,000
Average Maturity				9 years 4 months 24 days
Fair Value				(182,000)
Variable Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount				3,300,000
Average Maturity				9 years 4 months 24 days
Fair Value				182,000
Other Assets [Member] | No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives				437,000	366,000
Other Assets [Member] | No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives				0	128,000
Other Assets [Member] | Fixed Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives				0	0
Other Assets [Member] | Variable Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives				182,000	0
Other Liabilities [Member] | No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives				0	0
Other Liabilities [Member] | No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives				184,000	0
Other Liabilities [Member] | Fixed Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives				182,000	0
Other Liabilities [Member] | Variable Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives				$ 0	$ 0